Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Pharmaceuticals Portfolio	Apr. 29, 2025
Select Pharmaceuticals Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	9.40%
Past 5 years	9.07%
Past 10 years	7.98%
Select Pharmaceuticals Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.93%
Past 5 years	7.23%
Past 10 years	6.42%
Select Pharmaceuticals Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.93%
Past 5 years	6.81%
Past 10 years	6.06%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1532
Average Annual Return:
Past 1 year	6.19%
Past 5 years	6.61%
Past 10 years	5.70%